SCHEDULE OF ACCOUNTS PAYABLE (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Merchandise purchase payables			¥ 61,004	¥ 87,489
Warehouse and logistic fees payables			3,074	1,311
Payable to merchants	[1]		32,704	50,103
Total accounts payable		$ 13,631	¥ 96,782	¥ 138,903

[1]	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.